Geographic Information (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales	$ 2,774	$ 2,707	$ 2,605	$ 2,475	$ 2,645	$ 2,558	$ 2,585	$ 2,375	$ 10,561	$ 10,163	$ 9,968
Consolidated PP&E, net	4,588				4,289				4,588	4,289
U.S.
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									4,510	4,259	4,001
Consolidated PP&E, net	1,772				1,751				1,772	1,751
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									2,731	2,697	2,774
Consolidated PP&E, net	1,268				1,166				1,268	1,166
Total Americas
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									5,720	5,437	5,222
APAC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									2,110	2,029	1,972
Consolidated PP&E, net	903				752				903	752
Latin America and Canada
Revenues from External Customers and Long-Lived Assets [Line Items]
Total net sales									1,210	1,178	$ 1,221
Consolidated PP&E, net	$ 645				$ 620				$ 645	$ 620